Estimates (Schedule Of Goodwill) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Goodwill		$ 5,894	$ 6,434
Goodwill acquired		2,340	156
Goodwill		7,865	5,894	$ 6,434
Goodwill impairment		(370)	(689)	0
Goodwill, Other Changes		1	(7)
Goodwill, Written off Related to Sale of Business Unit	[1]	0
Investment In ETP [Member]
Goodwill [Roll Forward]
Goodwill		5,856	6,396
Goodwill acquired		2,340	156
Goodwill		7,642	5,856	6,396
Goodwill impairment		(370)	(689)
Goodwill, Other Changes		0	(7)
Goodwill, Written off Related to Sale of Business Unit	[1]	(184)
Lake Charles LNG [Member]
Goodwill [Roll Forward]
Goodwill		184	873
Goodwill acquired		0	0
Goodwill		184	184	873
Goodwill impairment		0	(689)
Goodwill, Other Changes		0	0
Goodwill, Written off Related to Sale of Business Unit	[1]	0
Corporate And Others [Member]
Goodwill [Roll Forward]
Goodwill		(146)	(835)
Goodwill acquired		0	0
Goodwill		39	(146)	$ (835)
Goodwill impairment		0	689
Goodwill, Other Changes		1	$ 0
Goodwill, Written off Related to Sale of Business Unit	[1]	$ 184

[1]	As discussed in Note 3, ETP completed the transfer to ETE of Lake Charles LNG on February 19, 2014. Therefore, the December 31, 2012 and 2013 goodwill balances include goodwill attributable to Lake Charles LNG of $873 million and$184 million, respectively, in both the investment in ETP and investment in Lake Charles LNG segments that was correspondingly included in the elimination column. The transaction was effective January 1, 2014.